Schedule of Balance Sheet Details (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Prepaid directors and officers insurance	$ 1,706
Other prepaid expenses	93
Total prepaid expenses and other current assets	$ 1,799